Trade and other receivables - Summary of Trade and Other Receivables, Amounts Falling Due Within One Year (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and other current receivables [abstract]
Trade receivables (net of bad debt provision)	£ 7,007.6	£ 8,062.2
Work in progress	349.5	366.5
VAT and sales taxes recoverable	212.7	264.2
Prepayments	287.1	287.3
Accrued income	3,292.7	3,541.2
Fair value of derivatives	1.4	1.3
Other debtors	671.3	578.8
Trade and other receivables	£ 11,822.3	£ 13,101.5